General and administrative expense (“G&A”)	12 Months Ended
Dec. 31, 2017
Disclosure Of General And Administrative Expense [Abstract]
Disclosure of general and administrative expense [text block]
17.	General and administrative expense (“G&;A”)

	Year ended
	December 31
	2017	2016
Salaries and benefits	$8,741	$7,332
Office rent	1,069	989
Other	1,432	2,952
Total G&;A	11,242	11,273
Capitalized (note 8)	(4,077)	(3,804)
General and administrative expense	$7,165	$7,469